FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21278

Rydex Capital Partners SphinX Fund

(Exact name of registrant as specified in charter)

9601 Blackwell Road, Suite 500

Rockville, MD 20850

(Address of principal executive offices)

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5174

Date of Fiscal year-end: 3/31/2006

Date of reporting period: 7/1/2005 - 6/30/2006

The Rydex Capital Partners SPhinX Fund has invested, to date, solely in non-voting securities and, as a result, has no matters to report on Form N-PX.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21278

Reporting Period: 07/01/2005 - 06/30/2006

Rydex Capital Partners

========== END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rydex Capital Partners SphinX Fund
(Registrant)

By	/s/ Michael P. Byrum
Michael P. Byrum, President

Date	8/29/06